Convertible Debentures - Components (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Convertible Debentures
Principal balance	$ 8,840,000	$ 2,100,000
Less: repayments	(600,000)	(300,000)
Remaining balance	8,240,000	1,800,000
Less: Debentures discount and debts insurance cost	(3,968,484)	(543,201)
Total	4,271,516	1,256,799
Less: non-current	(2,877,937)	(486,332)
Total current	$ 1,393,579	$ 770,467